BACKGROUND (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2022
Codere Online Luxembourg, S.A [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Holding Company		Holding Company
Ownership percentage		100.00%		100.00%
Location		Luxembourg		Luxembourg
Codere Online US Corp [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity		Supporting Entity
Ownership percentage		100.00%		100.00%
Location		United States		United States
Servicios de Juego Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Holding Company		Holding Company
Ownership percentage		100.00%		100.00%
Location		Spain		Spain
Codere Online S.A.U. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity		Operating Entity
Ownership percentage		100.00%		100.00%
Location		Spain		Spain
Codere Online Colombia S.A.S. [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity	[1]	Operating Entity	[2]
Ownership percentage		100.00%	[1]	100.00%	[2]
Location		Colombia	[1]	Colombia	[2]
Operating Management Services Panama S.A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	[1]	Operating Entity
Ownership percentage	[1]	100.00%
Location	[1]	Panama
LIFO AenP [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity	[1]	Operating Entity	[2]
Ownership percentage		99.99%	[1]	99.99%	[2]
Location		Mexico	[1]	Mexico	[2]
Codere Online Mexico S Ade C V [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity
Ownership percentage	[1]	100.00%
Location		Mexico
Codere Online Operator LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Operating Entity	[3]	Operating Entity
Ownership percentage		100.00%	[3]	100.00%
Location		Malta	[3]	Malta
Codere Online Argentina S.A [Member]
IfrsStatementLineItems [Line Items]
Entity Type	[1]	Operating Entity
Ownership percentage	[1]	95.00%
Location	[1]	Argentina
Codere Online Argentina S.A. Union Transitoria [Member]
IfrsStatementLineItems [Line Items]
Entity Type	[1]	Operating Entity
Ownership percentage	[3]	92.20%
Location	[1]	Argentina
Codere Israel Marketing Support Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity		Supporting Entity
Ownership percentage		100.00%		100.00%
Location		Israel		Israel
Codere (Gibraltar) Marketing Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type		Supporting Entity	[4]	Supporting Entity
Ownership percentage		100.00%	[4]	100.00%
Location		Gibraltar	[4]	Gibraltar
Codere Online Panama S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	[2]			Operating Entity
Ownership percentage	[2]			100.00%
Location	[2]			Panama
Iberargen, S.A. [Member]
IfrsStatementLineItems [Line Items]
Entity Type	[5]			Operating Entity
Ownership percentage	[5]			95.00%
Location	[5]			Argentina
Codere Online Management Services LTD [Member]
IfrsStatementLineItems [Line Items]
Entity Type				Supporting Entity
Ownership percentage				100.00%
Location				Malta

[1]	Please refer to Note 18 for more information about these entities.
[2]	In Panama, Colombia and Mexico new entities were created on October 1, 2021 and incorporated with Servicios de Juego Online S.A.U. (Codere Online Panama S.A., Codere Online Colombia SAS and LIFO AenP, respectively). In the historical combined carve-out financial statements, the assets, liabilities and results related to the online businesses in Panama, Colombia and Mexico were carved-out from the Hipica de Panama S.A., Codere Colombia S.A. and Libros Foráneos S.A. de CV entities, respectively. This was the same case for the first nine months of results included in the consolidated carve-out income statement for the year ended December 31, 2021.
[3]	Its liquidation is still in process and, once completed, it will be effective as from August 28, 2024.
[4]	Liquidated on January 17, 2024
[5]	On November 15, 2021, Iberargen, S.A. a subsidiary within the Codere Group, and SEJO, a subsidiary of Parent, entered into an agreement (as amended from time to time, the “Argentina Restructuring Agreement”) pursuant to which: (i) the parties agreed to jointly incorporate a new company in Argentina, Codere Online Argentina, S.A., with Codere Argentina, S.A. and SEJO initially retaining 5% and 95% stakes, respectively. Codere Online Argentina, S.A. was still pending to be incorporated as of December 31, 2021; therefore, the assets, liabilities and results related to the online business in Argentina were carved-out from the Iberagen, S.A. entity and included within the consolidated carve-out financial statements. Additionally, as operations in Argentina began on December 1, 2021, only one month of results are included in the consolidated carve-out income statement for the year ended December 31, 2021.